Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 6,303	$ 3,367
Accrued payables	35,994	30,401
Accrued employee annual incentive plans	4,435	4,463
Accrued interest payable	13,118	8,338
Accounts payable and accrued liabilities	$ 59,850	$ 46,569